SHARE CAPITAL AND RESERVES (Details 6)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance	$ 2.55	$ 2.55
Cancelled	1.90
Exercised	$ 1.90	2.55
Balance | shares	26,667
Balance	$ 1.90	$ 2.55
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance | shares	213,333	8,000
Balance	$ 1.88	$ 4.00
Issued | shares		213,333
Issued		$ 1.88
Cancelled | shares		(8,000)
Cancelled		$ 4.00
Exercised | shares	(186,666)
Exercised	$ 1.88
Balance | shares	26,667	213,333
Balance	$ 1.88	$ 1.88